Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ 416,263,000	$ 32,682,000	$ 602,935,000
Items increasing (decreasing) reported net profit:
Profit for the year	416,263,000	32,682,000	602,935,000
Equity	3,559,701,000	3,169,211,000	3,162,941,000	$ 2,538,531,000
Items increasing (decreasing) reported Partners' equity:
Equity	3,559,701,000	3,169,211,000	3,162,941,000	$ 2,538,531,000
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	953,177,000	778,964,000	925,353,000
Items increasing (decreasing) reported net profit:
Impairment loss	19,000	3,546,000
Profit for the year	953,177,000	778,964,000	925,353,000
Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(121,538,000)	(210,244,000)	(170,012,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(121,538,000)	(210,244,000)	(170,012,000)
Equity	(870,052,000)	(748,514,000)	(538,270,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(870,052,000)	(748,514,000)	(538,270,000)
Reclamation and mine closure [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	781,000	996,000	(485,000)
Items increasing (decreasing) reported net profit:
Profit for the year	781,000	996,000	(485,000)
Equity	(4,336,000)	(5,117,000)	(6,113,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(4,336,000)	(5,117,000)	(6,113,000)
Inventories | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	41,381,000	(12,728,000)	(1,077,000)
Items increasing (decreasing) reported net profit:
Profit for the year	41,381,000	(12,728,000)	(1,077,000)
Equity	(213,962,000)	(255,343,000)	(242,615,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(213,962,000)	(255,343,000)	(242,615,000)
Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	17,303,000	25,746,000	(1,244,000)
Items increasing (decreasing) reported net profit:
Profit for the year	17,303,000	25,746,000	(1,244,000)
Equity	(17,861,000)	(35,164,000)	(60,910,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(17,861,000)	(35,164,000)	(60,910,000)
Lease Activity [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	5,000	412,000	767,000
Items increasing (decreasing) reported net profit:
Profit for the year	5,000	412,000	767,000
Equity	6,041,000	6,036,000	5,624,000
Items increasing (decreasing) reported Partners' equity:
Equity	6,041,000	6,036,000	5,624,000
Deferred income tax [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	16,887,000	71,534,000	62,941,000
Items increasing (decreasing) reported net profit:
Profit for the year	16,887,000	71,534,000	62,941,000
Equity	382,701,000	365,814,000	294,280,000
Items increasing (decreasing) reported Partners' equity:
Equity	382,701,000	365,814,000	294,280,000
Mine Equipment Main Components [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(9,750,000)	(8,824,000)	(11,089,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(9,750,000)	(8,824,000)	(11,089,000)
Equity	(56,775,000)	(47,025,000)	(38,201,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(56,775,000)	(47,025,000)	(38,201,000)
Stock-Based Compensation [Member] | Sociedad Minera Cerro Verde S.A.A.
Items increasing (decreasing) reported net profit:
Equity	(10,724,000)	(10,790,000)	(10,807,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(10,724,000)	(10,790,000)	(10,807,000)
Others [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(3,061,000)	(3,441,000)	(1,911,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(3,061,000)	(3,441,000)	(1,911,000)
Equity	(8,354,000)	(5,293,000)	(1,853,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(8,354,000)	(5,293,000)	(1,853,000)
Water Truck Conversion [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(6,554,000)	348,000	(7,769,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(6,554,000)	348,000	(7,769,000)
Equity	(13,975,000)	(7,421,000)	(7,769,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(13,975,000)	(7,421,000)	(7,769,000)
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	953,177,000	778,964,000	925,353,000
Items increasing (decreasing) reported net profit:
Profit for the year	953,177,000	778,964,000	925,353,000
Equity	6,783,485,000	6,680,374,000	6,651,427,000
Items increasing (decreasing) reported Partners' equity:
Equity	6,783,485,000	6,680,374,000	6,651,427,000
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	888,631,000	642,763,000	795,474,000
Items increasing (decreasing) reported net profit:
Profit for the year	888,631,000	642,763,000	795,474,000
Equity	5,976,188,000	5,937,557,000	6,044,793,000
Items increasing (decreasing) reported Partners' equity:
Equity	$ 5,976,188,000	$ 5,937,557,000	$ 6,044,793,000